THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
COMMON STOCK (97.5%)
BASIC INDUSTRIES (4.4%)
CHEMICALS (2.5%)
Air Products and Chemicals, Inc..................        2,500   $     191,719
Albemarle Corp...................................        2,000          49,875
Crompton & Knowles Corp..........................        3,400          90,100
Cytec Industries, Inc.+..........................        1,700          77,775
Dow Chemical Co..................................        8,600         849,250
E.I. Du Pont de Nemours & Co.(a).................       38,500       2,331,656
Georgia Gulf Corp................................          100           3,106
Lyondell Petrochemical Co........................        5,700         144,994
Monsanto Co......................................        5,500         240,281
PPG Industries Inc...............................          300          17,381
Praxair, Inc.....................................        5,900         259,231
Rohm & Haas Co...................................        2,300         211,456
Solutia, Inc.+...................................        4,400         100,375
Union Carbide Corp...............................        5,800         255,925
                                                                 -------------
                                                                     4,823,124
                                                                 -------------
FOREST PRODUCTS & PAPER (0.9%)
Boise Cascade Corp...............................        6,800         229,075
Bowater Inc......................................        1,700          76,287
Champion International Corp......................        4,100         219,606
Georgia-Pacific Corp.............................        3,000         256,125
Mead Corp........................................        2,400         154,950
Stone Container Corp.+...........................        2,500          31,250
Temple-Inland, Inc...............................        2,900         165,662
Union Camp Corp..................................        1,500          90,094
Weyerhaeuser Co..................................        8,500         448,906
                                                                 -------------
                                                                     1,671,955
                                                                 -------------
METALS & MINING (1.0%)
Alcan Aluminum Ltd.**............................       12,400         334,025
Allegheny Teledyne, Inc..........................       14,100         363,075
Aluminum Company of America......................        6,300         423,675
Freeport-McMoran Copper & Gold, Inc., Class A....       10,100         201,369
Inco, Ltd........................................        4,400          83,875
Phelps Dodge Corp................................        2,400         159,000
Reynolds Metals Co...............................        3,700         210,669
UCAR International, Inc.+........................          900          35,944
                                                                 -------------
                                                                     1,811,632
                                                                 -------------
  TOTAL BASIC INDUSTRIES.........................                    8,306,711
                                                                 -------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------

CONSUMER GOODS & SERVICES (22.7%)
APPARELS & TEXTILES (0.4%)
Nike, Inc., Class B..............................       13,900   $     676,756
Reebok International Ltd. (ADR)+.................        4,100         161,181
                                                                 -------------
                                                                       837,937
                                                                 -------------
AUTOMOTIVE (1.4%)
Chrysler Corp....................................       50,600       1,736,212
Cooper Tire & Rubber Co..........................        5,900         132,012
Goodyear Tire and Rubber Co......................       11,700         710,044
                                                                 -------------
                                                                     2,578,268
                                                                 -------------
BROADCASTING & PUBLISHING (0.9%)
Comcast Corp., Class A...........................        7,100         199,022
R.R. Donnelley & Sons Co.........................        6,400         225,600
Tele-Communications Inc., Series A+..............       20,600         471,869
Tele-Communications TCI Ventures Group+..........        8,400         190,837
U.S. West Media Group............................       26,500         703,906
                                                                 -------------
                                                                     1,791,234
                                                                 -------------
ENTERTAINMENT, LEISURE & MEDIA (2.6%)
Circus Circus Enterprises, Inc.+.................        4,100          84,562
Harrah's Entertainment, Inc.+....................        4,100          82,256
International Game Technology....................        3,800          95,000
ITT Corp.+.......................................        5,100         386,962
MGM Grand, Inc.+.................................        2,500          97,812
Mirage Resorts, Inc.+............................        7,800         185,250
The Walt Disney Co...............................       22,800       2,164,575
Time Warner, Inc.................................       22,600       1,316,450
Viacom, Inc., Class B+...........................       15,200         532,000
                                                                 -------------
                                                                     4,944,867
                                                                 -------------
FOOD, BEVERAGES & TOBACCO (7.2%)
Anheuser Busch Companies, Inc....................       19,900         859,431
Coca-Cola Co.(a).................................       51,500       3,218,750
CPC International, Inc...........................        1,600         165,400
General Mills, Inc...............................        5,900         436,600
Heinz (H.J.) Company.............................       11,800         590,737
Hershey Foods Corp...............................        1,800         110,475
Kellogg Co.......................................       14,600         677,075
Nabisco Holdings Corp., Class A..................        1,700          79,262
PepsiCo, Inc.(a).................................       44,700       1,648,312

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
FOOD, BEVERAGES & TOBACCO (CONTINUED)
Philip Morris Companies, Inc.(a).................       63,000   $   2,740,500
Ralston-Ralston Purina Group.....................        3,800         353,400
Sara Lee Corp....................................       17,000         898,875
Seagram Company, Ltd.**..........................       15,500         500,844
Unilever NV (ADR)................................       22,500       1,306,406
                                                                 -------------
                                                                    13,586,067
                                                                 -------------
HOUSEHOLD APPLIANCES FURNISHINGS (0.4%)
Black & Decker Corp..............................        4,800         176,400
Leggett & Platt, Inc.............................        7,000         301,000
Whirlpool Corp...................................        5,600         306,950
                                                                 -------------
                                                                       784,350
                                                                 -------------
HOUSEHOLD PRODUCTS (2.1%)
Fort James Corp..................................        1,100          43,037
Procter & Gamble Co.(a)..........................       47,900       3,655,369
Rubbermaid, Inc..................................       11,000         266,750
                                                                 -------------
                                                                     3,965,156
                                                                 -------------
MISCELLANEOUS (0.2%)
Service Corp. International......................       11,000         402,187
                                                                 -------------
PERSONAL CARE (1.2%)
Avon Products, Inc...............................        4,700         271,719
Gillette Co......................................       21,800       2,012,412
                                                                 -------------
                                                                     2,284,131
                                                                 -------------
RESTAURANTS & HOTELS (0.9%)
Extended Stay America, Inc.+.....................        3,800          43,700
Hilton Hotels Corp...............................       10,900         339,262
McDonald's Corp..................................       28,400       1,377,400
Tricon Global Restaurants, Inc.+.................           10             338
                                                                 -------------
                                                                     1,760,700
                                                                 -------------
RETAIL (5.3%)
Albertson's, Inc.................................       10,300         457,062
American Stores Co., New Shares..................       11,400         225,862
AutoZone, Inc.+..................................        6,300         189,000
Circuit City Stores, Inc.........................        4,100         134,531
Corporate Express, Inc.+.........................        6,700         105,316
Dayton Hudson Corp...............................       10,500         697,594
Dillard's Inc., Class A..........................        5,500         201,094
Federated Department Stores, Inc.+...............        8,700         396,394
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
RETAIL (CONTINUED)
Footstar, Inc.+..................................          100   $       3,000
General Nutrition Companies, Inc.+...............        2,900          99,144
Hasbro, Inc......................................        4,200         122,062
Home Depot, Inc..................................        7,200         402,750
Kroger Co.+......................................       12,000         413,250
Lowe's Companies, Inc............................        3,500         160,781
Mattel, Inc......................................       21,800         873,362
May Department Stores Co.........................        3,400         182,750
Nine West Group, Inc.+...........................        1,000          27,187
Penney (J.C.) Inc................................        9,200         591,100
Safeway, Inc.+...................................        9,800         595,350
Sears, Roebuck & Co..............................       17,000         778,812
TJX Companies, Inc...............................        3,500         120,750
Toys 'R' Us, Inc.+...............................       12,700         433,387
Wal-Mart Stores, Inc.(a).........................       72,700       2,903,456
                                                                 -------------
                                                                    10,113,994
                                                                 -------------
TEXTILES (0.1%)
Fruit of the Loom, Inc., Class A+................        5,000         116,562
                                                                 -------------
  TOTAL CONSUMER GOODS & SERVICES................                   43,165,453
                                                                 -------------

ENERGY (8.5%)
GAS EXPLORATION (0.1%)
Anadarko Petroleum Corp..........................        2,000         130,000
Falcon Drilling Co., Inc.+.......................        3,400         109,650
Pogo Producing Co................................          500          15,687
                                                                 -------------
                                                                       255,337
                                                                 -------------
OIL-PRODUCTION (7.6%)
Amoco Corp.......................................        9,800         882,000
Ashland, Inc.....................................        2,400         112,050
Atlantic Richfield Co............................       10,000         815,000
Chevron Corp.....................................       19,100       1,531,581
Exxon Corp.(a)...................................       77,200       4,709,200
Mobil Corp.......................................       24,500       1,762,469
Occidental Petroleum Corp........................       10,200         302,812
Royal Dutch Petroleum Co. (ADR)(a)...............       54,800       2,887,275
Texaco Inc.......................................       18,000       1,017,000
Tosco Corp.......................................        4,700         153,044

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
OIL-PRODUCTION (CONTINUED)
Unocal Corp......................................        7,000   $     278,687
Valero Energy Corp...............................        1,500          47,062
                                                                 -------------
                                                                    14,498,180
                                                                 -------------
OIL-SERVICES (0.8%)
Baker Hughes, Inc................................        2,000          83,750
Cooper Cameron Corp.+............................        2,400         146,250
Diamond Offshore Drilling, Inc...................        3,000         149,625
ENSCO International, Inc.........................        2,100          75,075
Input/Output, Inc.+..............................        1,000          25,875
Noble Drilling Corp.+............................        3,900         117,244
Schlumberger, Ltd................................        9,500         781,969
Smith International, Inc.+.......................        1,300          83,200
                                                                 -------------
                                                                     1,462,988
                                                                 -------------
  TOTAL ENERGY...................................                   16,216,505
                                                                 -------------

FINANCE (15.6%)
BANKING (8.4%)
Ahmanson, (H.F.) and Co..........................        2,200         130,900
Associated Banc - Corp...........................        1,600          79,800
Banc One Corp....................................       17,900         919,612
BankAmerica Corp.................................       19,700       1,438,100
BankBoston Corp..................................        4,700         418,887
Barnett Banks, Inc...............................       13,500         950,062
Charter One Financial, Inc.......................        3,700         220,150
Chase Manhattan Corp.............................       15,000       1,629,375
Citicorp.........................................       14,900       1,787,069
Compass Bancshares, Inc..........................        3,000         120,281
Crestar Financial Corp...........................        5,900         303,112
Deposit Guaranty Corp............................        1,300          62,725
Dime Bancorp, Inc................................        3,900          94,575
First Chicago NBD Corp...........................        9,600         751,200
First Commerce Corp..............................        3,300         212,025
First Empire State Corp..........................          200          84,400
First Hawaiian, Inc..............................          200           7,537
First Tennessee National Corp....................        2,100         125,016
First Union Corp.................................       17,300         843,375
Firstar Corp.....................................        8,900         347,100
Fleet Financial Group, Inc.......................        8,800         581,350
Golden West Financial Corp.......................        1,800         161,325
GreenPoint Financial Corp........................        1,400          93,275
Household International, Inc.....................        3,500         441,000
KeyCorp..........................................        6,100         411,369
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
BANKING (CONTINUED)
Marshall & Ilsley Corp...........................          100   $       5,325
Mercantile Bancorporation, Inc...................        4,200         218,400
National Commerce Bancorporation.................        1,500          44,625
NationsBank Corp.(a).............................       14,600         876,912
North Fork Bancorporation, Inc...................        2,000          60,750
Northern Trust Corp..............................        1,700         105,772
Pacific Century Financial Corp...................        1,200          61,200
Provident Financial Group, Inc...................        1,300          59,150
Republic New York Corp...........................        1,800         195,750
Signet Banking Corp..............................        5,200         280,475
Southtrust Corp..................................        4,100         223,834
Sovereign Bancorp, Inc...........................        3,900          73,978
Star Banc Corp...................................        2,700         145,800
TCF Financial Corp...............................        1,400          82,775
Valley National Bancorp..........................        1,300          45,256
Washington Federal, Inc..........................        1,500          48,375
Washington Mutual, Inc...........................        8,100         558,900
Wells Fargo & Co.................................        2,100         645,225
                                                                 -------------
                                                                    15,946,122
                                                                 -------------
FINANCIAL SERVICES (3.6%)
Advanta Corp., Class B...........................          600          16,238
Associates First Capital Corp., Class A..........        1,800         115,650
Bear Stearns Companies, Inc......................        3,800         157,700
Beneficial Corp..................................        1,700         131,963
ContiFinancial Corp.+............................        1,500          39,469
Edwards (A.G.), Inc..............................        3,000         101,625
Equifax, Inc.....................................        4,000         136,500
Federal Home Loan Mortgage Corporation...........       22,600         932,250
Federal National Mortgage Association............       34,400       1,816,750
Finova Group, Inc................................        2,600         122,525
Green Tree Financial Corp........................        2,300          70,438
Money Store, Inc.................................        1,800          45,113
Morgan Stanley, Dean Witter, Discover & Co.......       19,000       1,031,938
Ocwen Financial Corp.+...........................        1,800          43,650
Providian Financial Corp.........................        3,000         132,188
Travelers Group, Inc.............................       37,010       1,868,980
                                                                 -------------
                                                                     6,762,977
                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
INSURANCE (3.6%)
American General Corp............................        7,400   $     398,675
American International Group, Inc................       29,600       2,984,050
CIGNA Corp.......................................        3,300         551,925
Financial Security Assurance Holdings, Ltd.*.....        1,300          57,038
Fremont General Corp.............................        1,500          69,000
Hartford Financial Services Group, Inc...........        5,200         435,500
Lincoln National Corp............................        4,500         321,188
Marsh & McLennan Companies, Inc..................        9,500         707,156
MBIA, Inc........................................        3,800         238,925
Ohio Casualty Corp...............................        4,500         207,000
PMI Group, Inc...................................        1,300          84,500
St. Paul Companies, Inc..........................        4,900         392,000
Transamerica Corp................................        1,800         195,413
UNUM Corp........................................        5,700         270,394
                                                                 -------------
                                                                     6,912,764
                                                                 -------------
  TOTAL FINANCE..................................                   29,621,863
                                                                 -------------
HEALTH CARE (10.8%)
HEALTH SERVICES (2.0%)
Aetna Inc........................................       10,400         783,900
Columbia / HCA Healthcare Corp.(a)...............       43,800       1,292,100
Health Care & Retirement Corp.+..................        3,000         118,125
Health Management
  Associates, Inc., Class A+.....................          100           2,450
Humana, Inc.+....................................       14,000         310,625
Tenet Healthcare Corp.+..........................       21,000         665,438
United Healthcare Corp...........................       13,400         697,638
                                                                 -------------
                                                                     3,870,276
                                                                 -------------
MEDICAL SUPPLIES (0.6%)
Bausch & Lomb, Inc...............................        3,800         150,575
Biomet, Inc......................................          200           4,769
Boston Scientific Corp.+.........................       13,500         610,031
Perkin-Elmer Corp................................        4,000         278,250
                                                                 -------------
                                                                     1,043,625
                                                                 -------------
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
PHARMACEUTICALS (8.2%)
Alza Corp.+......................................        4,400   $     117,425
American Home Products Corp......................        9,800         684,775
Bristol-Myers Squibb Co.(a)......................       41,300       3,866,713
Crescendo Pharmaceuticals Corp.+.................          200           2,275
Forest Laboratories, Inc.+.......................        2,600         116,350
Johnson & Johnson................................       21,300       1,340,569
Merck & Company, Inc.............................       43,300       4,094,556
Pfizer, Inc......................................       22,500       1,636,875
Schering-Plough Corp.............................       20,500       1,285,094
Warner-Lambert Co................................       16,600       2,321,925
Watson Pharmaceuticals, Inc.+....................        4,400         130,900
                                                                 -------------
                                                                    15,597,457
                                                                 -------------
  TOTAL HEALTH CARE..............................                   20,511,358
                                                                 -------------

INDUSTRIAL PRODUCTS & SERVICES (9.7%)
AUTOMOTIVE SUPPLIES (0.3%)
Echlin, Inc......................................        4,600         145,763
Genuine Parts Co.................................       13,400         428,800
                                                                 -------------
                                                                       574,563
                                                                 -------------
BUILDING MATERIALS (0.1%)
Owens Corning....................................        3,900         143,325
                                                                 -------------
CAPITAL GOODS (0.4%)
Cummins Engine Company, Inc......................        1,700         109,438
Eaton Corp.......................................        3,400         321,088
Fluor Corp.......................................        4,300         154,531
Foster Wheeler Corp..............................        2,100          64,706
Harnischfeger Industries, Inc....................        2,500          95,469
                                                                 -------------
                                                                       745,232
                                                                 -------------
DIVERSIFIED MANUFACTURING (6.6%)
Aeroquip-Vickers, Inc............................        1,100          56,169
AlliedSignal, Inc................................       42,100       1,562,963
Coltec Industries, Inc.+.........................        2,800          65,275
Cooper Industries, Inc...........................        5,000         258,125
General Electric Co.(a)..........................       54,900       4,048,875
General Motors Corp., Class H....................       22,800       1,527,600
Harris Corp......................................        5,900         279,881
ITT Industries, Inc..............................        8,800         279,400
Johnson Controls, Inc............................        6,200         284,038
Tenneco, Inc., New Shares........................       12,600         545,738

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
DIVERSIFIED MANUFACTURING (CONTINUED)
Tyco International Ltd...........................       41,700   $   1,636,725
Xerox Corp.......................................       24,300       1,887,806
                                                                 -------------
                                                                    12,432,595
                                                                 -------------
ELECTRICAL EQUIPMENT (0.7%)
Emerson Electric Co..............................       18,600       1,023,000
General Signal Corp..............................        2,000          81,625
Grainger (W.W.), Inc.............................        2,600         243,425
                                                                 -------------
                                                                     1,348,050
                                                                 -------------
ELECTRONICS (0.4%)
Rockwell International Corp......................       15,800         770,250
                                                                 -------------
MACHINERY (0.3%)
Caterpillar, Inc.................................       11,100         532,106
Ingersoll-Rand Co................................        1,200          49,050
                                                                 -------------
                                                                       581,156
                                                                 -------------
OIL-SERVICES (0.0%)*
Halliburton Co...................................          300          16,181
                                                                 -------------
PACKAGING & CONTAINERS (0.5%)
Kimberly-Clark Corp..............................       19,700       1,025,631
                                                                 -------------
POLLUTION CONTROL (0.4%)
Waste Management, Inc............................       33,900         834,788
                                                                 -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                   18,471,771
                                                                 -------------

TECHNOLOGY (15.4%)
AEROSPACE (1.7%)
Boeing Co........................................       59,000       3,134,375
                                                                 -------------
COMPUTER PERIPHERALS (0.4%)
EMC Corp.+.......................................       19,200         582,000
Quantum Corp.+...................................        5,200         137,963
                                                                 -------------
                                                                       719,963
                                                                 -------------
COMPUTER SOFTWARE (2.3%)
Autodesk, Inc....................................          700          26,884
Computer Associates International, Inc...........       13,950         726,272
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
COMPUTER SOFTWARE (CONTINUED)
Microsoft Corp.(a)+..............................       15,700   $   2,221,059
Oracle Corp.+....................................       38,100       1,268,016
Sybase, Inc.+....................................        2,200          30,800
                                                                 -------------
                                                                     4,273,031
                                                                 -------------
COMPUTER SYSTEMS (3.4%)
Compaq Computer Corp.+...........................       28,200       1,760,738
International Business Machines Corp.(a).........       37,200       4,075,725
Sun Microsystems, Inc.+..........................       15,000         539,531
                                                                 -------------
                                                                     6,375,994
                                                                 -------------
ELECTRONICS (2.3%)
Bay Networks, Inc.+..............................        8,000         240,500
Cabletron Systems, Inc.+.........................        6,000         138,000
Cisco Systems, Inc.+.............................       25,500       2,198,578
Motorola, Inc....................................       24,500       1,540,438
Sensormatic Electronics Corp.....................        1,800          29,250
Symbol Technologies, Inc.........................        3,000         117,188
                                                                 -------------
                                                                     4,263,954
                                                                 -------------
INFORMATION PROCESSING (0.6%)
Electronic Data System Corp......................       16,500         627,000
First Data Corp..................................       16,800         475,650
                                                                 -------------
                                                                     1,102,650
                                                                 -------------
SEMICONDUCTORS (3.3%)
Applied Materials, Inc.+.........................       13,800         454,969
Intel Corp.(a)...................................       61,800       4,799,156
National Semiconductor Corp.+....................        5,400         178,875
Texas Instruments, Inc...........................       15,200         748,600
Xilinx, Inc.+....................................        2,700          93,488
                                                                 -------------
                                                                     6,275,088
                                                                 -------------
TELECOMMUNICATIONS (0.5%)
360 Communications Co.+..........................        4,600          88,550
Airtouch Communications, Inc.+...................       20,200         792,850
                                                                 -------------
                                                                       881,400
                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
TELECOMMUNICATIONS-EQUIPMENT (0.9%)
Lucent Technologies, Inc.........................       21,800   $   1,746,725
Northern Telecom, Ltd............................          200          17,963
                                                                 -------------
                                                                     1,764,688
                                                                 -------------
  TOTAL TECHNOLOGY...............................                   28,791,143
                                                                 -------------

TRANSPORTATION (1.2%)
AIRLINES (0.2%)
AMR Corp.+.......................................        2,300         278,731
Southwest Airlines Co............................        6,600         161,288
                                                                 -------------
                                                                       440,019
                                                                 -------------
RAILROADS (1.0%)
Burlington Northern Railroad Co..................        4,700         430,050
CSX Corp.........................................        7,600         397,575
Illinois Central Corp............................        1,700          61,306
Norfolk Southern Corp............................       11,400         362,663
Union Pacific Corp...............................        8,300         498,000
Wisconsin Central Transportation Corp.+..........        1,800          54,563
                                                                 -------------
                                                                     1,804,157
                                                                 -------------
TRUCK & FREIGHT CARRIERS (0.0%)*
Consolidated Freightways Corp.+..................          100           1,578
Ryder System, Inc................................        2,200          79,888
                                                                 -------------
                                                                        81,466
                                                                 -------------
  TOTAL TRANSPORTATION...........................                    2,325,642
                                                                 -------------

UTILITIES (9.2%)
ELECTRIC (2.7%)
Baltimore Gas & Electric Co......................        5,700         174,919
Central & South West Corp........................        8,200         205,000
Cinergy Corp.....................................        9,600         342,000
CMS Energy Corp..................................        3,700         145,688
Dominion Resources, Inc..........................        7,600         295,450
DTE Energy Co....................................        2,900          95,156
Duke Power Co....................................       14,700         764,400
Entergy Corp.....................................        9,800         254,800
GPU, Inc.........................................        1,900          75,050
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
ELECTRIC (CONTINUED)
Houston Industries, Inc..........................       11,400   $     270,038
Illinova Corp....................................        2,800          67,725
Kansas City Power & Light Co.....................          400          11,500
New England Electric System......................        3,200         132,000
Northern States Power Co.........................        3,900         214,013
Potomac Electric Power Co........................        4,600         113,850
Public Service Enterprise Group..................        4,600         134,263
Southern Co......................................       27,900         669,600
Teco Energy, Inc.................................        5,100         130,688
Texas Utilities Co...............................        6,600         264,000
Unicom Corp......................................       11,000         320,375
Union Electric Co................................        4,000         159,250
Western Resources, Inc...........................        2,500          97,656
Wisconsin Energy Corp............................        7,000         189,000
                                                                 -------------
                                                                     5,126,421
                                                                 -------------
GAS-PIPELINES (0.3%)
El Paso Natural Gas Co...........................          900          55,238
Enron Corp.......................................       12,200         472,750
                                                                 -------------
                                                                       527,988
                                                                 -------------
TELEPHONE (6.2%)
AT & T Corp......................................        5,100         284,963
Bell Atlantic Corp...............................       12,400       1,106,700
Bellsouth Corp...................................       27,700       1,516,575
GTE Corp.........................................       43,300       2,189,356
MCI Communications Corp..........................       29,300       1,286,453
SBC Communications, Inc..........................       41,200       2,999,875
Sprint Corp......................................       19,500       1,141,969
WorldCom, Inc.+..................................       41,000       1,313,281
                                                                 -------------
                                                                    11,839,172
                                                                 -------------
WATER (0.0%)*
American Water Works Co., Inc....................        1,900          54,506
                                                                 -------------
  TOTAL UTILITIES................................                   17,548,087
                                                                 -------------
  TOTAL COMMON STOCK (COST $171,145,662).........                  184,958,533
                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT          VALUE
-------------------------------------------------  -----------   -------------
FIXED INCOME SECURITIES (0.0%)*
U.S. TREASURY OBLIGATIONS (0.0%)*
U.S. TREASURY NOTES (0.0%)*
United States Treasury Notes, 6.0% due
  09/30/98(a) (cost $35,155).....................  $    35,000   $      35,095
                                                                 -------------

SHORT-TERM INVESTMENTS (2.4%)
REPURCHASE AGREEMENT (2.4%)
State Street Repurchase Agreement, dated 11/28/97
  due 12/1/97, proceeds $4,425,843
  (collateralized by U.S. Treasury Bonds, 8.00%,
  due 11/15/21, valued at $4,515,617)............    4,424,000       4,424,000
                                                                 -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT          VALUE
-------------------------------------------------  -----------   -------------

U.S. TREASURY OBLIGATIONS
United States Treasury Bills, 5.10% due
  01/29/98(a)....................................      200,000         198,254
United States Treasury Bills, 5.15% due
  02/12/98(a)....................................       20,000          19,785
                                                                 -------------
  TOTAL U.S. TREASURY OBLIGATIONS................                      218,039
                                                                 -------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $4,642,114)...................................                    4,642,039
                                                                 -------------
TOTAL INVESTMENTS (COST $175,822,931) (99.9%).................
                                                                   189,635,667
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)..................
                                                                       100,833
                                                                 -------------
NET ASSETS (100.0%)...........................................   $ 189,736,500
                                                                 -------------
                                                                 -------------

------------------------------
Note: For Federal Income Tax purposes, the cost of securities at November 30, 1997 was substantially the same as the cost for financial purposes.

+ Non-income producing security.

** Foreign Security

* Less than 0.1%

ADR - Securities whose value is determined or significantly influenced by trading on exchange not located in the United States or Canada. ADR after the name of a foreign holding stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

(a)Security is fully or partially segregated as collateral for futures contracts. Total market value of collateral is $5,400,771.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $175,822,931 )          $189,635,667
Cash                                                     48,618
Receivable for Investments Sold                         383,032
Dividends Receivable                                    334,728
Deferred Organization Expenses                            8,166
Receivable for Expense Reimbursement                      4,574
Interest Receivable                                       2,201
Prepaid Expenses and Other Assets                           463
                                                   ------------
    Total Assets                                    190,417,449
                                                   ------------
LIABILITIES
Payable for Investments Purchased                       523,856
Advisory Fee Payable                                     52,963
Custody Fee Payable                                      49,274
Organization Expenses Payable                             5,500
Administrative Services Fee Payable                       4,570
Accrued Trustees' Fees and Expenses                         795
Variation Margin Payable                                    500
Fund Services Fee Payable                                   245
Administration Fee Payable                                  205
Accrued Expenses                                         43,041
                                                   ------------
    Total Liabilities                                   680,949
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $189,736,500
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $5,749 )                                                 $   978,598
Interest Income                                                   136,142
                                                              -----------
    Investment Income                                           1,114,740
EXPENSES
Advisory Fee                                       $212,017
Custodian Fees and Expenses                         103,426
Professional Fees and Expenses                       19,675
Administrative Services Fee                          18,400
Printing Expenses                                     3,217
Fund Services Fee                                     2,143
Administration Fee                                    1,358
Amortization of Organization Expense                  1,002
Trustees' Fees and Expenses                             819
Registration Fees                                       305
Insurance Expense                                       166
Miscellaneous                                            74
                                                   --------
    Total Expenses                                  362,602
Less: Reimbursement of Expenses                     (90,009)
                                                   --------
NET EXPENSES                                                      272,593
                                                              -----------
NET INVESTMENT INCOME                                             842,147
NET REALIZED GAIN ON INVESTMENTS
  (including $441,822 net realized gain from
   futures contracts)                                           3,149,470
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS
  (including $187,561 net unrealized depreciation
   from futures contracts)                                      8,117,940
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $12,109,557
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                         DECEMBER 30,
                                                      FOR THE SIX            1996
                                                     MONTHS ENDED      (COMMENCEMENT OF
                                                   NOVEMBER 30, 1997    OPERATIONS) TO
                                                      (UNAUDITED)        MAY 31, 1997
                                                   -----------------   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $        842,147    $       324,603
Net Realized Gain on Investments                          3,149,470            157,560
Net Change in Unrealized Appreciation of
  Investments                                             8,117,940          5,691,580
                                                   -----------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                         12,109,557          6,173,743
                                                   -----------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           113,962,423         72,972,888
Withdrawals                                             (12,883,376)        (2,598,735)
                                                   -----------------   ----------------
    Net Increase from Investors' Transactions           101,079,047         70,374,153
                                                   -----------------   ----------------
    Total Increase in Net Assets                        113,188,604         76,547,896
NET ASSETS
Beginning of Period                                      76,547,896                 --
                                                   -----------------   ----------------
End of Period                                      $    189,736,500    $    76,547,896
                                                   -----------------   ----------------
                                                   -----------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                         DECEMBER 30,
                                                        FOR THE              1996
                                                   SIX MONTHS ENDED    (COMMENCEMENT OF
                                                   NOVEMBER 30, 1997    OPERATIONS) TO
                                                      (UNAUDITED)        MAY 31, 1997
                                                   -----------------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.45%(a)            0.45%(a)
  Net Investment Income                                        1.39%(a)            1.54%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                      0.15%(a)            0.33%(a)
Portfolio Turnover                                            29.04%(b)           23.88%(b)
Average Broker Commissions                                   0.0309             0.0280

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Disciplined Equity Portfolio (the "Portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio commenced operations on December 30, 1996. The Portfolio's investment objective is to provide a high total return from a broadly diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------
      invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets and the possible inability of counterparties to meet the terms of their contracts. Futures transactions during the six months ended November 30, 1997 are summarized as follows:

                                                                         PRINCIPAL AMOUNT
                                                   NUMBER OF CONTRACTS     OF CONTRACTS
                                                   -------------------   ----------------
Contracts open at beginning of period............                   4    $     1,516,855
Contracts opened.................................                  29          8,857,450
Contracts closed.................................                 (13)        (5,596,589)
                                                   -------------------   ----------------
Contracts open at end of period..................                  20    $     4,777,716
                                                   -------------------   ----------------
                                                   -------------------   ----------------

      SUMMARY OF OPEN CONTRACTS AT NOVEMBER 30, 1997

                                                                    NET UNREALIZED
                                                   CONTRACTS LONG   (DEPRECIATION)
                                                   --------------   --------------
S&P 500, expiring December 1997..................             20    $      (3,216)
                                                   --------------   --------------
Totals...........................................             20    $      (3,216)
                                                   --------------   --------------
                                                   --------------   --------------

   d) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

   e) The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   f) The Portfolio incurred organization expenses in the amount of $10,000. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

   g) Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.35% of the Portfolio's average daily net assets. For the six months ended November 30, 1997, such fees amounted to $212,017.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies suject to similar agreements with FDI. For the six months ended November 30, 1997, the fee for these services amounted to $1,358.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate average net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of the their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30, 1997, the fee for these services amounted to $18,400.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.45% of the average daily net assets of the Portfolio through February 28, 1998. For the six months ended November 30, 1997, Morgan has agreed to reimburse the Portfolio $90,009 for expenses under this agreement.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $2,143 for the six months ended November 30, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the J.P. Morgan Funds, The J.P. Morgan Institutional Funds, the Master Portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------
      received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $400.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1997 were as follows:

    COST OF       PROCEEDS
   PURCHASES     FROM SALES
  ------------   -----------
  $134,194,780   $34,800,750

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements which are included elsewhere in the report.